Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of interest rate swap agreements	$ 24.5	$ 22.0